Reconciliation of Financial Statements to Form 5500 - Reconciliation of Benefits Paid to Participants (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants	$ 82,616,180
Less: Deemed distributions - defaulted loans at beginning of year	(16,512)
Less: Amounts allocated to withdrawing participants at beginning of year	(31,880)
Benefits paid to participants per the Form 5500	$ 82,567,788